RiverNorth Opportunities Fund, Inc.

Statement of Investments

April 30, 2024 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (88.21%)
277,709	Aberdeen Emerging Markets Equity Income Fund, Inc.	$1,394,099
263,116	AllianzGI Convertible & Income 2024 Target Term Fund	2,339,101
308,525	Barings Participation Investors	4,874,695
1,450,981	BlackRock Capital Allocation Term Trust(a)	22,359,617
1,588,402	BlackRock ESG Capital Allocation Term Trust(a)	25,573,272
543,810	BlackRock Health Sciences Term Trust	7,858,055
124,116	BlackRock Municipal Income Quality Trust	1,352,864
341,608	BlackRock Municipal Income Trust	3,388,751
331,830	BlackRock Municipal Income Trust II	3,447,714
32,936	BlackRock MuniHoldings California Quality Fund, Inc.	350,768
167,757	BlackRock MuniHoldings Fund, Inc.	1,920,818
287,842	BlackRock MuniHoldings Quality Fund II, Inc.	2,806,460
141,200	BlackRock MuniVest Fund II, Inc.	1,467,068
105,409	BlackRock MuniVest Fund, Inc.	718,889
237,151	BlackRock MuniYield Fund, Inc.	2,490,086
300,215	BlackRock MuniYield Quality Fund II, Inc.	2,945,109
626,477	BlackRock Resources & Commodities Strategy Trust	5,769,853
459,281	BlackRock Science and Technology Term Trust	7,959,340
375,625	Calamos Long/Short Equity & Dynamic Income Trust(a)	5,758,331
11,843	Clough Global Dividend and Income Fund	63,538
791,795	Clough Global Opportunities Fund	3,856,042
142,035	Eaton Vance Municipal Income Trust	1,394,784
38,738	First Trust Aberdeen Global Opportunity Income Fund	245,405
323,801	First Trust High Yield Opportunities 2027 Term Fund	4,585,022
3	India Fund, Inc.	55
151,400	Invesco Advantage Municipal Income Trust II	1,252,078
170,405	Invesco Dynamic Credit Opportunity Fund	1,876,158
157,133	Invesco Municipal Opportunity Trust	1,458,194
373,036	Miller/Howard High Dividend Fund	4,081,014
75,200	Neuberger Berman Municipal Fund, Inc.	758,768
567,657	Nuveen AMT-Free Municipal Credit Income Fund	6,556,438
36,587	Nuveen AMT-Free Municipal Value Fund	492,461
1,182,970	Nuveen AMT-Free Quality Municipal Income Fund(a)	12,586,801
189,217	Nuveen California Quality Municipal Income Fund	2,037,867
269,205	Nuveen Core Plus Impact Fund	2,716,278
145,734	Nuveen Municipal Credit Income Fund	1,703,630
748,283	Nuveen Municipal Value Fund, Inc.	6,337,957
143,155	Nuveen New York Quality Municipal Income Fund	1,523,169
163,662	Nuveen Preferred & Income Term Fund(a)	3,071,936
1,122,066	Nuveen Preferred Income Opportunities Fund	7,899,348
138,430	Nuveen Quality Municipal Income Fund	1,513,040
558,979	Pershing Square Holdings Ltd.	27,501,767
361,747	PIMCO Access Income Fund	5,610,696
42,406	PIMCO Dynamic Income Fund	806,138
339,415	PIMCO Global StocksPLUS & Income Fund	2,501,489
1,275,236	Saba Capital Income & Opportunities Fund(a)	9,117,937
1,690,000	Saba Capital Income & Opportunities Fund II	6,371,300
226,250	Special Opportunities Fund, Inc.	2,794,188
200,000	Voya Emerging Markets High Income Dividend Equity Fund	1,035,000
626,212	Western Asset High Income Fund II, Inc.	2,717,760

Shares	Description	Value (Note 2)
213,085	Western Asset Managed Municipals Fund, Inc.	$2,111,672

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $217,650,161)		231,352,820

			Maturity	Value
Shares	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (3.87%)
160,246	Crescent Capital BDC, Inc.	5.000%	05/25/26	3,868,338
107,745	MidCap Financial Investment Corp.	8.000%	12/15/28	2,735,646
900,000	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	842,144
1,446	Virtus AllianzGI Diversified Income & Convertible Fund(b)	5.625%	12/31/99	32,390
89,385	Virtus Convertible & Income Fund II(b)	5.500%	12/31/99	1,860,102
33,699	XAI Octagon Floating Rate Alternative Income Trust	6.500%	03/31/26	822,930

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $10,419,952)				10,161,550

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (0.51%)
$1,500,000	Golub Capital BDC, Inc.	2.050%	02/15/27	1,330,610

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $1,305,865)				1,330,610

CORPORATE BONDS (20.34%)
2,000,000	Barings BDC, Inc.	7.000%	02/15/29	1,979,785
629	Blackstone Private Credit Fund(c)	2.625%	12/15/26	571
5,807,439	Blackstone Private Credit Fund	2.625%	12/15/26	5,273,296
157	Blackstone Private Credit Fund(c)	3.250%	03/15/27	144
2,850,000	Blackstone Private Credit Fund	3.250%	03/15/27	2,616,120
290,000	Blackstone Secured Lending Fund(d)	2.125%	02/15/27	260,005
3,082,262	Blackstone Secured Lending Fund	2.850%	09/30/28	2,681,230
500,000	Blue Owl Capital Corp.	2.875%	06/11/28	437,059
632,813	Blue Owl Capital Corp.	3.400%	07/15/26	593,557
3,000,000	Blue Owl Capital Corp.	3.750%	07/22/25	2,911,695
445,000	Blue Owl Capital Corp. II(c)	4.625%	11/26/24	440,858
557,000	Blue Owl Capital Corp. III	3.125%	04/13/27	503,911
428	Blue Owl Credit Income Corp.(c)	3.125%	09/23/26	392
2,492,000	Blue Owl Credit Income Corp.	3.125%	09/23/26	2,280,209
752	Blue Owl Credit Income Corp.(c)	5.500%	03/21/25	746
2,505,000	Blue Owl Credit Income Corp.	5.500%	03/21/25	2,486,979
2,718,300	Blue Owl Credit Income Corp.	7.750%	09/16/27	2,776,941
2,500,000	Blue Owl Technology Finance Corp.(c)	4.750%	12/15/25	2,399,067
3,000,000	Blue Owl Technology Finance Corp.(c)	6.750%	06/30/25	2,971,978
450,000	Blue Owl Technology Finance Corp. II(c)	6.750%	04/04/29	433,797
3,072,928	Franklin BSP Lending Corp.	3.250%	03/30/26	2,875,905
2,370,000	Franklin BSP Lending Corp.(c)	4.850%	12/15/24	2,341,363
1,000,000	FS KKR Capital Corp.	2.625%	01/15/27	900,352
1,000,000	MidCap Financial Investment Corp.	4.500%	07/16/26	929,474
5,000,000	MidCap Financial Investment Corp.	5.250%	03/03/25	4,889,051
3,500,000	New Mountain Finance Corp.	6.875%	02/01/29	3,409,089
6,000,000	Oaktree Specialty Lending Corp.	7.100%	02/15/29	6,024,997
1,000,000	PennantPark Investment Corp.	4.000%	11/01/26	925,128

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
				$53,343,699

TOTAL CORPORATE BONDS
(Cost $52,527,690)				53,343,699

Shares	Description	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (11.43%)(e)
50,470	A SPAC II Acquisition Corp.	559,763
28,748	Achari Ventures Holdings Corp. I	315,078
44,669	Aimei Health Technology Co., Ltd.	464,558
27,690	Alpha Star Acquisition Corp.	314,835
260,926	Ares Acquisition Corp. II	2,771,034
30,110	Bayview Acquisition Corp.	306,219
54,328	Bellevue Life Sciences Acquisition Corp.	582,939
65,941	Black Hawk Acquisition Corp.	678,533
65,000	Bowen Acquisition Corp.	681,200
60,000	Churchill Capital Corp. VII	643,800
52,128	Colombier Acquisition Corp II	547,344
34,404	ESH Acquisition Corp.	356,770
34,274	Everest Consolidator Acquisition Corp.	385,240
58,038	ExcelFin Acquisition Corp.	635,516
30,880	FutureTech II Acquisition Corp.	342,768
60,193	Global Lights Acquisition Corp.	615,172
65,531	Globalink Investment, Inc.	725,428
30,342	Haymaker Acquisition Corp. 4, Class A	318,288
64,668	Horizon Space Acquisition I Corp.	706,821
33,524	IB Acquisition Corp.	336,916
59,790	InFinT Acquisition Corp.	686,987
63,942	Inflection Point Acquisition Corp. II	672,670
78,504	Integrated Rail and Resources Acquisition Corp.	855,694
87,536	Integrated Wellness Acquisition Corp.	1,004,913
61,161	Iron Horse Acquisitions Corp.	623,231
35,100	JVSPAC Acquisition Corp.	366,093
64,922	Kairous Acquisition Corp. ltd	760,886
66,875	Legato Merger Corp. III	680,788
66,944	Nabors Energy Transition Corp. II	704,251
42,162	Newbury Street Acquisition Corp.	456,615
48,020	NewGenIvf Group, Ltd.	528,220
48,836	OceanTech Acquisitions I Corp.	557,707
243,512	Pershing Square Tontine Holdings, Ltd	–
51,134	PHP Ventures Acquisition Corp.	566,053
285,935	PIMCO Dynamic Income Strategy Fund	6,070,400
32,460	Quetta Acquisition Corp.	332,390
68,194	Redwoods Acquisition Corp.	751,498
120	REE Automotive, Ltd.	512
64,612	RF Acquisition Corp.	706,855
32,462	Spark I Acquisition Corp.	335,008
39,232	Tristar Acquisition I Corp.	433,121
52,742	WinVest Acquisition Corp.	584,381

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS
(Cost $24,795,637)		29,966,495

RIGHTS (0.06%)
50,470	A SPAC II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,079

Shares	Description	Value (Note 2)
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	$–
27,690	Alpha Star Acquisition Corp., Strike Price $0.01, Expires 12/13/2026	2,354
51,497	Bannix Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	11,844
30,110	Bayview Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,215
54,328	Bellevue Life Sciences Acquisi, Strike Price $0.01, Expires 12/31/2045	7,340
65,000	Bowen Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	7,150
21,512	Breeze Holdings Acquisition Corp., Strike Price $0.01, Expires 05/25/2027	4,733
62,670	ClimateRock, Strike Price $0.01, Expires 06/01/2027	6,135
52,566	Distoken Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,284
34,404	ESH Acquisition Corp., Strike Price $10.00, Expires 12/31/2049	4,129
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	–
60,193	Global Lights Acquisition Corp, Strike Price $0.01, Expires 12/31/2049	11,437
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 08/19/2023	7,739
64,668	Horizon Space Acquisition I Corp., Strike Price $0.01, Expires 12/31/2049	5,174
3	India Fund, Inc., Strike Price $0.00, Expires 05/14/2024	–
64,922	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 11/24/2023	5,317
67,493	Mars Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	12,486
67,514	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	6,751
36,206	Nocturne Acquisition Corp., Strike Price $0.01, Expires 12/29/2025	362
69,600	NorthView Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,921
35,695	OneMedNet Corp., Strike Price $11.50, Expires 12/31/2028	625
51,134	PHP Ventures Acquisition Corp., Strike Price $0.01, Expires 10/08/2022	5,165
3,246	Quetta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,090
68,194	Redwoods Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	18,412
64,612	RF Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,427
32,618	Viveon Health Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	1,967
66,708	Welsbach Technology Metals Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	8,005
52,742	WinVest Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,637
60,341	Yotta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,833

TOTAL RIGHTS
(Cost $266,660)		160,611

Shares	Description	Value (Note 2)
WARRANTS (0.11%)
25,235	A SPAC II Acquisition Corp., Strike Price $11.50, Expires 05/03/2027	$722
23,244	Ace Global Business Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2027	676
28,748	Achari Ventures Holdings Corp. I, Strike Price $11.50, Expires 10/15/2026	288
21,731	Aeries Technology, Inc., Strike Price $11.50, Expires 10/20/2026	1,163
30,384	AGBA Group Holding, Ltd., Strike Price $11.50, Expires 05/10/2024	7,520
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $11.50, Expires 12/13/2026	299
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	714
8,612	Apexigen, Inc., Strike Price $11.50, Expires 07/29/2027	225
130,463	Ares Acquisition Corp. II, Strike Price $11.50, Expires 06/12/2028	19,570
30,397	AtlasClear Holdings, Inc., Strike Price $11.50, Expires 10/25/2028	334
32,655	Ault Disruptive Technologies Corp., Strike Price $11.50, Expires 06/20/2028	297
51,497	Bannix Acquisition Corp., Strike Price $11.50, Expires 07/31/2026	1,792
1,245	Banzai International, Inc., Strike Price $11.50, Expires 12/31/2026	21
54,641	Battery Future Acquisition Corp., Strike Price $11.50, Expires 05/26/2028	2,732
54,328	Bellevue Life Sciences Acquisi, Strike Price $11.50, Expires 02/10/2028	1,087
81,786	Beneficient, Strike Price $11.50, Expires 06/07/2028	654
15,057	Binah Capital Group, Inc., Strike Price $11.50, Expires 06/07/2028	1,506
39,063	BitFuFu, Inc., Strike Price $11.50, Expires 06/07/2028	6,641
7,840	Blockchain Coinvestors Acquisition Corp. I, Strike Price $11.50, Expires 11/01/2028	913
57,401	Blue Ocean Acquisition Corp., Strike Price $11.50, Expires 10/21/2028	1,165
53,236	Borealis Foods, Inc., Strike Price $11.50, Expires 08/26/2026	5,856
5,688	Brand Engagement Network, Inc., Strike Price $11.50, Expires 03/14/2029	540
12,512	Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/2027	14,514
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 10/29/2026	1,713
5,294	CERo Therapeutics Holdings, Inc., Strike Price $11.50, Expires 02/14/2029	318
32,084	Churchill Capital Corp. VII, Strike Price $11.50, Expires 02/29/2028	9,946
31,335	ClimateRock, Strike Price $11.50, Expires 06/01/2027	874
15,030	Concord Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028	2,104
51,016	Conduit Pharmaceuticals, Inc., Strike Price $11.50, Expires 02/03/2027	4,592
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	459

Shares	Description	Value (Note 2)
41,618	Critical Metals Corp., Strike Price $11.50, Expires 06/06/2028	$7,075
19,208	Digital Health Acquisition Corp., Strike Price $11.50, Expires 11/04/2028	2,597
72,474	DIH Holdings US, Inc., Strike Price $11.50, Expires 02/07/2028	3,008
17,658	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 09/30/2028	883
52,566	Distoken Acquisition Corp., Strike Price $11.50, Expires 03/30/2028	1,340
2,171	ECARX Holdings, Inc., Strike Price $11.50, Expires 12/21/2027	43
53,773	ESGL Holdings, Ltd., Strike Price $11.50, Expires 04/13/2028	376
54,501	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	11,636
54,641	EVe Mobility Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	6,125
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	2,828
4,804	ExcelFin Acquisition Corp., Strike Price $11.50, Expires 10/21/2026	193
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	1
24,010	Finnovate Acquisition Corp., Strike Price $11.50, Expires 09/30/2026	485
20,705	FOXO Technologies, Inc., Strike Price $115.00, Expires 08/01/2027	68
30,880	FutureTech II Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	772
43,768	Genesis Growth Tech Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	573
9,479	Global Gas Corp., Strike Price $11.50, Expires 10/29/2027	358
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	1,638
20,390	Gorilla Technology Group, Inc., Strike Price $11.50, Expires 07/14/2027	1,142
14,320	Griid Infrastructure, Inc., Strike Price $11.50, Expires 12/31/2027	1,074
15,171	Haymaker Acquisition Corp. 4, Strike Price $11.50, Expires 09/12/2028	3,489
25,071	Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026	1,018
24,100	Hennessy Capital Investment Corp. VI, Strike Price $11.50, Expires 12/31/2027	3,133
64,668	Horizon Space Acquisition I Corp., Strike Price $11.50, Expires 01/26/2028	1,552
44,569	Hub Cyber Security, Ltd., Strike Price $11.50, Expires 02/27/2028	887
50,640	iCoreConnect, Inc., Strike Price $11.50, Expires 05/15/2028	10
31,971	Inflection Point Acquisition Corp. II, Strike Price $11.50, Expires 07/17/2028	3,520
39,252	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 11/12/2026	2,355
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	1,650
16,682	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	3,670
52,752	Jet.AI, Inc., Strike Price $11.50, Expires 08/10/2028	2,189

Shares	Description	Value (Note 2)
32,461	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 09/15/2026	$519
31,452	Kensington Capital Acquisition Corp. V, Strike Price $11.50, Expires 08/13/2028	1,730
55,368	LAMF Global Ventures Corp. I, Strike Price $11.50, Expires 11/11/2026	4,429
4,787	Learn CW Investment Corp., Strike Price $11.50, Expires 12/31/2028	479
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	349
16,878	MicroAlgo, Inc., Strike Price $11.50, Expires 12/31/2027	3
65,632	Montana Technologies Corp., Strike Price $11.50, Expires 03/15/2029	41,348
14,063	Moolec Science SA, Strike Price $11.50, Expires 09/27/2027	741
2,547	Moringa Acquisition Corp., Strike Price $11.50, Expires 02/10/2026	165
13,723	MSP Recovery, Inc., Strike Price $0.00, Expires 02/14/2026	701
20,306	MultiMetaVerse Holdings, Ltd., Strike Price $11.50, Expires 03/15/2027	934
10,806	MultiSensor AI Holdings, Inc., Strike Price $11.50, Expires 12/19/2028	540
33,472	Nabors Energy Transition Corp. II, Strike Price $11.50, Expires 09/05/2028	4,017
19,815	Nature's Miracle Holding, Inc., Strike Price $11.50, Expires 03/12/2029	596
4,126	Near Intelligence, Inc., Strike Price $11.50, Expires 07/08/2027	3
32,271	New Horizon Aircraft, Ltd., Strike Price $11.50, Expires 04/03/2028	1,543
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,077
36,015	NewGenIvf Group, Ltd., Strike Price $11.50, Expires 06/26/2028	2,914
9,664	NKGen Biotech, Inc., Strike Price $11.50, Expires 10/02/2028	1,159
4,228	Northern Revival Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	92
34,800	NorthView Acquisition Corp., Strike Price $11.50, Expires 08/02/2027	2,523
5,790	Nuburu, Inc., Strike Price $11.50, Expires 09/07/2027	23
6,735	Nukkleus, Inc., Strike Price $11.50, Expires 12/31/2025	270
32,014	Nvni Group, Ltd., Strike Price $11.50, Expires 11/01/2028	1,313
48,836	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	1,709
8,341	Onyx Acquisition Co. I, Strike Price $11.50, Expires 11/30/2028	253
23,946	Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	256
1,733	Peak Bio, Inc., Strike Price $11.50, Expires 12/31/2027	17
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 08/16/2028	1,128
7,982	Prenetics Global, Ltd., Strike Price $8.91, Expires 05/17/2027	46
35,388	Presto Automation, Inc., Strike Price $11.50, Expires 09/21/2027	665
16,945	Priveterra Acquisition Corp. II, Strike Price $11.50, Expires 01/07/2027	301
19,034	Project Energy Reimagined Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	1,715
15,120	ProSomnus, Inc., Strike Price $11.50, Expires 04/20/2028	11

Shares	Description	Value (Note 2)
42,380	QT Imaging Holdings, Inc., Strike Price $11.50, Expires 12/31/2028	$2,119
68,194	Redwoods Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	3,410
37,808	Relativity Acquisition Corp., Strike Price $11.50, Expires 02/11/2027	1,781
64,612	RF Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	1,938
69	RMG Acquisition Corp. III, Strike Price $11.50, Expires 01/05/2027	2
15,598	Roadzen, Inc., Strike Price $11.50, Expires 11/30/2028	1,560
953	Roth CH Acquisition Co., Strike Price $11.50, Expires 10/29/2028	5
30,975	Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	2,710
13,545	Royalty Management Holding Corp., Strike Price $11.50, Expires 05/28/2026	406
21,721	Screaming Eagle Acquisition Corp., Strike Price $11.50, Expires 12/15/2027	10,643
51,043	SMX Security Matters PLC, Strike Price $253.00, Expires 03/07/2028	260
30,102	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	7,902
32,793	Southport Acquisition Corp., Strike Price $11.50, Expires 05/24/2028	118
16,231	Spark I Acquisition Corp., Strike Price $11.50, Expires 11/27/2028	2,599
77,424	Spree Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 12/22/2028	2,222
10,728	SunCar Technology Group, Inc., Strike Price $11.50, Expires 05/18/2028	2,682
32,785	Swiftmerge Acquisition Corp., Strike Price $11.50, Expires 06/17/2028	1,685
42,572	Syntec Optics Holdings, Inc., Strike Price $11.50, Expires 11/08/2026	8,510
25,664	TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/15/2028	185
6,195	TLGY Acquisition Corp., Strike Price $11.50, Expires 01/14/2028	187
19,616	Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	1,962
2,277	Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028	228
32,618	Viveon Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	196
34,072	Volato Group, Inc., Strike Price $11.50, Expires 12/03/2028	2,044
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 08/09/2026	533
6,768	XBP Europe Holdings, Inc., Strike Price $11.50, Expires 12/31/2027	307
60,341	Yotta Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	1,050
14,153	Zapp Electric Vehicles Group, Ltd., Strike Price $11.50, Expires 03/03/2028	113
48,471	ZyVersa Therapeutics, Inc., Strike Price $11.50, Expires 12/12/2027	3,393

TOTAL WARRANTS
(Cost $940,328)		289,242

Shares	Description	Value (Note 2)
EXCHANGE-TRADED FUNDS (1.27%)
50,000	Utilities Select Sector SPDR® Fund	$3,337,000

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,922,186)		3,337,000

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
GOVERNMENT BOND (7.19%)
$3,000,000	U.S. Treasury Note	3.000%	07/31/24	2,981,990
5,000,000	U.S. Treasury Note	3.250%	08/31/24	4,965,120
1,000,000	U.S. Treasury Note	4.250%	09/30/24	995,303
4,000,000	U.S. Treasury Note	4.250%	12/31/24	3,971,496
5,000,000	U.S. Treasury Note	4.250%	05/31/25	4,947,852
1,000,000	U.S. Treasury Note	4.500%	11/30/24	995,077

TOTAL GOVERNMENT BOND
(Cost $18,963,880)				18,856,838

		7-Day	Value
Shares	Description	Yield	(Note 2)
SHORT-TERM INVESTMENTS (2.98%)
7,799,529	State Street Institutional Treasury Money Market Fund Premier Class	5.249%	7,799,529

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,799,529)			7,799,529

TOTAL INVESTMENTS (135.97%)
(Cost $337,591,888)			$356,598,394

Series A Cumulative Perpetual Preferred Shares (-37.27)			(97,750,000)
Other Assets In Excess Of Liabilities (1.30%)(f)			3,415,042
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)			$262,263,436

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-11.48%)
SPDR S&P 500 ETF Trust	(60,000)	$(30,118,800)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(30,118,800)

TOTAL SECURITIES SOLD SHORT
(Proceeds $29,724,776)		$(30,118,800)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of April 30, 2024, the aggregate value of those securities was $17,684,179 representing 6.74% of net assets.
(b)	Perpetual maturity.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024, the market value of those Rule 144A securities held by the Fund was $8,588,916 representing 3.27% of the Fund's net assets.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of April 30, 2024, the aggregate fair value of those securities was $260,005 representing 0.10% of net assets.
(e)	Non-income producing security.
(f)	Includes cash in the amount of $30,916,893 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.
Notes to Quarterly Statement of Investments
April 30, 2024 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds, exchange-traded funds (“ETFs”), business development companies (“BDCs” and collectively, “Underlying Funds”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on April 30, 2024.

Portfolio Valuation: The net asset value per share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Fair Value Measurements: Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$231,352,820	$–	$–	$231,352,820
Business Development Companies - Preferred Shares	9,319,406	842,144	–	10,161,550
Business Development Company Notes	–	1,330,610	–	1,330,610
Corporate Bonds	–	53,343,699	–	53,343,699
Special Purpose Acquisition Companies - Common Shares/Units	27,563,017	2,403,478	–	29,966,495
Rights	141,808	18,803	–	160,611
Warrants	273,821	15,421	–	289,242
Exchange-Traded Funds	3,337,000	–	–	3,337,000
Government Bond	–	18,856,838	–	18,856,838
Short-Term Investments	7,799,529	–	–	7,799,529
Total	$279,787,401	$76,810,993	$–	$356,598,394
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(30,118,800)	$–	$–	$(30,118,800)
Total	$(30,118,800)	$–	$–	$(30,118,800)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in SPACs. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended April 30, 2024, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

Market and Geopolitical Risk: The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.